Schedule of taxable income/(loss) before income taxes by jurisdiction (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Total tax (benefits) expenses	$ (988,034)	$ 1,428,299	$ 774,239
Labuan [Member]
Total tax (benefits) expenses	1,022	26,190	25,263
MALAYSIA
Total tax (benefits) expenses	(1,039,138)	1,280,329	684,759
SINGAPORE
Total tax (benefits) expenses	$ 50,082	$ 121,780	$ 64,217